1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
Security	Shares	Value
Common Stocks ― 65.5%
Communication Services ― 7.1%
Alphabet Inc., Class A Shares*	8,168	$16,846,664
Facebook Inc., Class A*	30,954	9,116,882
Netflix Inc.*	15,047	7,849,418
Walt Disney Co/The*	57,823	10,669,500
Total Communication Services		44,482,464

Consumer Discretionary ― 6.8%
Amazon.com Inc.*	5,591	17,299,001
Chipotle Mexican Grill Inc.*	2,851	4,050,758
Home Depot Inc/The	30,755	9,387,964
National Vision Holdings Inc.*	89,851	3,938,169
TJX Cos Inc.	120,694	7,983,908
Total Consumer Discretionary		42,659,800

Consumer Staples ― 5.1%
Beyond Meat Inc.*	21,495	2,796,929
Costco Wholesale Corp.	22,570	7,955,474
Darling Ingredients Inc.*	65,131	4,792,339
Estee Lauder Cos. Inc., Class A Shares	31,598	9,190,278
PepsiCo Inc.	50,944	7,206,029
Total Consumer Staples		31,941,049

Financials ― 10.3%
Bank of America Corp.	373,526	14,451,721
Charles Schwab Corp/The	154,688	10,082,564
Chubb Limited	47,141	7,446,864
CME Group Inc.	35,849	7,321,441
Hannon Armstrong Sustainable Infrastructure Capital Inc.	108,017	6,059,754
Prologis Inc.	59,113	6,265,978
Truist Financial Corp.	220,232	12,843,930
Total Financials		64,472,252

Health Care ― 9.6%
Boston Scientific Corp.*	220,974	8,540,645
Danaher Corp.	43,636	9,821,591
Genmab A/S*	141,655	4,650,534
IQVIA Holdings Inc.*	39,767	7,680,598
Teleflex Inc.	23,645	9,823,552
Thermo Fisher Scientific Inc.	20,851	9,515,979
UnitedHealth Group Inc.	26,010	9,677,541
Total Health Care		59,710,440

Industrials ― 5.1%
Cintas Corp.	24,720	8,437,183
Eaton Corp. PLC	60,187	8,322,658
Illinois Tool Works Inc.	16,337	3,618,972
Union Pacific Corp.	33,748	7,438,397
Verisk Analytics Inc., Class A	21,495	3,797,951
Total Industrials		31,615,161

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)
Security			Shares	Value
Information Technology ― 19.4%
Adobe Systems Inc.*			16,552	$7,868,324
Apple Inc.			167,732	20,488,464
Autodesk Inc.*			21,495	5,957,340
Broadcom Inc.			12,897	5,979,823
Clarivate PLC*			153,263	4,044,611
Fortinet Inc.*			36,972	6,818,376
Intuit Inc.			15,262	5,846,262
Microsoft Corp.			87,464	20,621,387
NVIDIA Corp.			17,196	9,181,460
PayPal Holdings Inc.*			38,262	9,291,544
QUALCOMM Inc.			37,617	4,987,638
Salesforce.com Inc.*			32,249	6,832,596
SolarEdge Technologies Inc*			18,694	5,373,403
Visa Inc., Class A Shares			37,570	7,954,696
Total Information Technology				121,245,924

Materials ― 0.9%
Trex Co Inc.*			62,122	5,686,648
Total Materials				5,686,648

Utilities ― 1.2%
American Water Works Co. Inc.			49,225	7,379,812
Total Utilities				7,379,812

Total Common Stocks (Cost ― $280,162,064)				409,193,550

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	$38,042	42,387
Total Collateralized Mortgage Obligations (Cost ― $38,588)				42,387

Corporate Bonds ― 17.8%
Communication Services ― 2.7%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,475,239
AT&T Inc.	0.900%	3/25/2024	2,730,000	2,732,549
AT&T Inc.	4.450%	4/1/2024	425,000	466,374
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,380,123
AT&T Inc.	4.350%	3/1/2029	465,000	525,774
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,245,534
Comcast Corp.	3.375%	2/15/2025	210,000	228,626
Comcast Corp.	5.650%	6/15/2035	600,000	790,326
Verizon Communications Inc.	4.329%	9/21/2028	777,000	889,817
Verizon Communications Inc.	3.875%	2/8/2029	410,000	456,439
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	1,234,111
Verizon Communications Inc.	4.500%	8/10/2033	350,000	406,575
Verizon Communications Inc.	5.250%	3/16/2037	335,000	422,221
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,585,754
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	3,286,874
Total Communication Services				17,126,336

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Consumer Discretionary ― 1.5%
California Endowment/The	2.498%	4/1/2051	$1,700,000	$1,563,186
Cintas Corp No 2	2.900%	4/1/2022	325,000	332,585
Ford Foundation/The	2.415%	6/1/2050	1,000,000	903,471
Lowe's Cos Inc.	1.300%	4/15/2028	2,100,000	1,995,920
Starbucks Corp.	2.450%	6/15/2026	250,000	262,043
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,236,019
Toyota Motor Credit Corp.	0.450%	7/22/2022	2,115,000	2,119,475
Toyota Motor Credit Corp.	1.350%	8/25/2023	740,000	755,093
Total Consumer Discretionary				9,167,792

Consumer Staples ― 0.2%
PepsiCo Inc.	3.100%	7/17/2022	390,000	402,569
PepsiCo Inc.	3.500%	3/19/2040	575,000	618,412
Total Consumer Staples				1,020,981

Financials ― 7.3%
Affiliated Managers Group Inc.	3.300%	6/15/2030	755,000	784,842
Allstate Corp/The	1.450%	12/15/2030	1,345,000	1,232,968
Ares Capital Corp.	3.875%	1/15/2026	1,825,000	1,923,792
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)(a)	3.499%	5/17/2022	910,000	913,399
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.91)(a)	0.981%	9/25/2025	1,650,000	1,646,681
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)(a)	3.366%	1/23/2026	550,000	591,134
Bank of America Corp. (3M US LIBOR + 0.76%)(b)	0.944%	9/15/2026	1,602,000	1,587,270
Bank of America Corp.	4.183%	11/25/2027	525,000	583,995
Bank of Montreal	1.850%	5/1/2025	1,000,000	1,024,603
Bank of New York Mellon Corp/The	1.600%	4/24/2025	415,000	423,018
BlackRock Inc.	4.250%	5/24/2021	400,000	402,139
BlackRock Inc.	3.250%	4/30/2029	455,000	492,852
BlackRock Inc.	2.400%	4/30/2030	710,000	720,596
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,513,035
Citigroup Inc.	4.500%	1/14/2022	592,000	611,351
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686)(a)	0.776%	10/30/2024	2,200,000	2,198,954
Citigroup Inc.	5.500%	9/13/2025	325,000	377,043
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107)(a)	2.572%	6/3/2031	1,500,000	1,498,959
Crown Castle International Corp.	1.050%	7/15/2026	2,050,000	1,977,182
Goldman Sachs Group Inc.	0.481%	1/27/2023	2,750,000	2,746,875
Goldman Sachs Group Inc.	3.500%	11/16/2026	1,830,000	1,983,902
Goldman Sachs Group Inc.	2.600%	2/7/2030	1,250,000	1,265,308
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,587,761
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	548,389
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60)(a)	0.653%	9/16/2024	2,000,000	2,004,523
MetLife Inc.	4.550%	3/23/2030	660,000	770,051
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	1,025,560
Prologis LP	2.250%	4/15/2030	1,620,000	1,602,612
Prologis LP	1.250%	10/15/2030	3,000,000	2,722,410
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,584,746
Simon Property Group LP	3.375%	12/1/2027	510,000	548,666
State Street Corp.	3.700%	11/20/2023	370,000	401,993
State Street Corp.	3.550%	8/18/2025	360,000	396,328
State Street Corp. (effective 11/1/2029, US SOFR + 1.49)(a)	3.031%	11/1/2034	1,000,000	1,032,775

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Financials ― 7.3% (Continued)
TD Ameritrade Holding Corp.	2.950%	4/1/2022	$975,000	$996,559
Toronto-Dominion Bank	1.150%	6/12/2025	1,175,000	1,176,053
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609)(a)	1.267%	3/2/2027	2,675,000	2,648,144
Total Financials				45,546,468

Health Care ― 2.0%
AbbVie Inc.	4.250%	11/14/2028	600,000	683,982
AbbVie Inc.	4.400%	11/6/2042	1,120,000	1,294,464
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,588,403
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	410,495
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	792,444
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,476,380
CVS Health Corp.	3.875%	7/20/2025	910,000	1,006,088
CVS Health Corp.	4.780%	3/25/2038	345,000	407,976
Evernorth Health Inc.	3.050%	11/30/2022	600,000	622,145
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,596,569
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	377,334
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,570,114
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	553,818
Total Health Care				12,380,212

Industrials ― 0.6.%
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	2,086,974
Xylem Inc/NY	1.950%	1/30/2028	1,785,000	1,782,960
Total Industrials				3,869,934

Information Technology ― 1.7%
Adobe Systems Inc.	2.150%	2/1/2027	850,000	877,306
Apple Inc.	2.850%	2/23/2023	575,000	600,554
Fortinet Inc.	1.000%	3/15/2026	2,185,000	2,137,852
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,484,349
Mastercard Inc.	1.900%	3/15/2031	4,000,000	3,933,879
Microsoft Corp.	4.200%	11/3/2035	565,000	675,935
QUALCOMM Inc. (3M US LIBOR + 0.73%)(b)	0.942%	1/30/2023	340,000	343,630
QUALCOMM Inc.	3.450%	5/20/2025	500,000	547,140
Total Information Technology				10,600,645

Materials ― 0.1%
Nutrien Ltd.	4.200%	4/1/2029	425,000	478,305
Total Materials				478,305

Real Estate Investment Trust ― 0.3%
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,669,142
Total Real Estate Investment Trust				1,669,142

Utilities ― 1.4%
Avangrid Inc.	3.800%	6/1/2029	650,000	715,566
DTE Electric Co.	1.900%	4/1/2028	2,145,000	2,136,718
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,675,884
Duke Energy Carolinas LLC	3.350%	5/15/2022	955,000	987,421
Georgia Power Co.	3.250%	4/1/2026	345,000	373,291
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,525,362

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Utilities ― 0.9% (Continued)
Public Service Co of Colorado	3.200%	3/1/2050	$520,000	$520,381
Union Electric Co.	2.625%	3/15/2051	1,280,000	1,131,668
Total Utilities				9,066,291

Total Corporate Bonds (Cost ― $110,836,226)				110,926,106

Foreign Government Agency Issues ― 0.5%
International Bank for Reconstruction & Development	0.625%	4/22/2025	1,620,000	1,613,816
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	1,022,038
International Finance Corp.	2.000%	10/24/2022	785,000	807,059
Total Foreign Government Agency Issues (Cost ― $3,325,242)				3,442,913

Mortgage Backed Securities ― 1.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool G12379	4.500%	6/1/2021	1	1
Gold Pool J04311	6.000%	2/1/2022	2,518	2,554
Gold Pool C91417	3.500%	1/1/2032	74,478	79,699
Gold Pool A35826	5.000%	7/1/2035	25,560	28,336
Gold Pool G08112	6.000%	2/1/2036	57,186	68,420
Gold Pool G02564	6.500%	1/1/2037	26,998	30,647
Gold Pool G08179	5.500%	2/1/2037	20,464	24,063
Gold Pool A65694	6.000%	9/1/2037	20,733	23,761
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	10	12
Pool 808156	4.500%	2/1/2035	8,381	9,123
Pool 891596	5.500%	6/1/2036	683	800
Pool 190375	5.500%	11/1/2036	3,369	3,942
Pool 916386	6.000%	5/1/2037	22,008	26,279
Pool 946594	6.000%	9/1/2037	20,883	24,806
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	438,454	462,622
Gold Pool MA6572	3.000%	4/20/2035	918,448	969,067
Gold Pool MA6740	2.500%	8/20/2035	1,535,897	1,611,977
Gold Pool 550763X	5.000%	12/15/2035	88,248	102,891
Gold Pool 003922M	7.000%	11/20/2036	13,381	16,095
Gold Pool MA3873	3.000%	8/20/2046	1,728,238	1,830,661
Gold Pool MA6409	3.000%	1/20/2050	1,167,147	1,222,355
Gold Pool 2020-194	1.000%	6/16/2062	2,284,691	2,218,921
Total Mortgage Backed Securities (Cost ― $8,716,307)				8,757,032

U.S. Government & Agency Obligations ― 6.4%
Federal Home Loan Banks (FHLB)	3.250%	11/16/2028	2,125,000	2,391,982
Federal Home Loan Banks (FHLB)	5.500%	7/15/2036	125,000	180,375
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	163,119
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	548,046
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	520,000	520,610
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,332,157
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	2,166,554
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	2,185,872
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	8,017,195
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	432,357
United States Treasury Bonds	8.000%	11/15/2021	250,000	262,340

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 6.4% (Continued)
United States Treasury Bonds	7.250%	8/15/2022	$780,000	$856,598
United States Treasury Bonds	7.625%	11/15/2022	850,000	953,577
United States Treasury Bonds	7.125%	2/15/2023	325,000	367,548
United States Treasury Bonds	6.250%	8/15/2023	550,000	628,762
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,383,430
United States Treasury Bonds	7.625%	2/15/2025	390,000	495,224
United States Treasury Bonds	6.875%	8/15/2025	100,000	126,355
United States Treasury Bonds	6.750%	8/15/2026	90,000	117,000
United States Treasury Bonds	6.500%	11/15/2026	135,000	174,994
United States Treasury Bonds	6.125%	11/15/2027	675,000	882,615
United States Treasury Bonds	5.500%	8/15/2028	335,000	430,632
United States Treasury Bonds	3.500%	2/15/2039	573,000	686,033
United States Treasury Bonds	4.375%	11/15/2039	204,000	272,300
United States Treasury Notes	2.125%	11/30/2024	2,000,000	2,113,789
United States Treasury Notes	3.000%	10/31/2025	905,000	993,856
United States Treasury Notes	2.625%	1/31/2026	1,625,000	1,758,650
United States Treasury Notes	2.000%	11/15/2026	1,700,000	1,783,307
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,777,082
United States Treasury Notes	3.125%	11/15/2028	1,455,000	1,626,360
United States Treasury Notes	1.500%	2/15/2030	4,670,000	4,610,531
Total U.S. Government & Agency Obligations (Cost ― $39,879,142)				40,239,250

Short-Term Investment ― 8.0%
Fidelity Investments Money Market - Government Portfolio - Class I (c)	0.010%		49,778,893	$49,778,893
Total Short-Term Investment (Cost ― $49,778,893)				49,778,893

Total Investments ― 99.6% (Cost ― $492,736,462)				622,380,131
Other Assets in Excess of Liabilities ― 0.4%				2,493,566
Total Net Assets ― 100.0%				624,873,697

Notes:

*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	Variable rate security. Reference rate and spread are included in the description.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
LLC - Limited Liability Corporation
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$409,193,550	$-	$-	$409,193,550
Collateralized Mortgage Obligations	-	42,387	-	42,387
Corporate Bonds	-	110,926,106	-	110,926,106
Foreign Government Agency Issues	-	3,442,913	-	3,442,913
Mortgage-Backed Securities	-	8,757,032	-	8,757,032
U.S. Government & Agency Obligations	-	40,239,250	-	40,239,250
Total long-term investments	$409,193,550	$163,407,688	$-	$572,601,238
Short-term investments	49,778,893	-	-	49,778,893
Total investments	$458,972,443	$163,407,688	$-	$622,380,131

* See Schedule of Investments for additional detailed categorizations.